Provisions for Impairment of Financial Assets	12 Months Ended
Dec. 31, 2018
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Provisions for Impairment of Financial Assets

Note 27 – Provisions for Impairment of Financial Assets

a.	The movement registered in income for the year related to allowances and impairment due to credit risk, for the year ended December 31, 2018 and 2017, is summarized as follows:

		Loans and accounts receivable at amortized cost
	Interbank loans	Commercial	Mortgage	Consumer	Financial instruments at FVTOCI	Financial instruments at amortized cost	Contingent loans	Totals
2018	MCh$	MCh$	MCh$	MCh$				MCh$
Loss for provisions established	(344)	(634,886)	(78,185)	(562,620)	(25)	—	(14,511)	(1,290,571	)(*)
Income for provisions released	131	474,192	78,873	380,294	411	50	28,354	962,305	(*)
Recovery of loans previously charged-off	—	19,921	2,588	25,959	—	—	—	48,468

Net charge to income	(213)	(140,773)	3,276	(156,367)	386	50	13,843	(279,798)

		Loans and accounts receivable from customers
	Interbank loans	Commercial loans	Mortgage loans	Consumer loans	Totals
2017	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established
Individually assessed	(226)	(338,701)	—	—	(338,927)
Collectively assessed	—	(104,171)	(63,699)	(312,697)	(480,567)

(Loss) for provisions established	(226)	(442,872)	(63,699)	(312,697)	(819,494	)(*)

Provisions released
Individually assessed	209	302,504	—	—	302,713
Collectively assessed	—	33,538	31,310	104,953	169,801

Income for provisions released	209	336,042	31,310	104,953	472,514	(*)

Recovery of loans previously charged-off	—	13,236	1,908	16,419	31,563

Net charge to income	(17)	(93,594)	(30,481)	(191,325)	(315,417)

		Loans and accounts receivable from customers
	Interbank loans	Commercial loans	Mortgage loans	Consumer loans	Totals
2016	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established
Individually assessed	(307)	(387,737)	—	—	(388,044)
Collectively assessed	—	(49,218)	(38,837)	(198,242)	(286,297)

(Loss) for provisions established	(307)	(436,955)	(38,837)	(198,242)	(674,341	)(*)

Provisions released
Individually assessed	286	251,582	—	—	251,868
Collectively assessed	—	22,242	34,589	96,381	153,212

Income for provisions released	286	273,824	34,589	96,381	405,080	(*)

Recovery of loans previously charged-off	—	8,898	1,285	13,088	23,271

Net charge to income	(21)	(154,233)	(2,963)	(88,773)	(245,990)

(*)	The amounts disclosed in the Consolidated Statements of Cash Flows are detailed below:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Charge to income for provisions established	1,290,571	819,494	674,341
Credit to income for provisions used	(962,305)	(472,514)	(405,080)

	328,266	346,980	269,261

b.	The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

		As of December 31, 2018
	Note	Provisions established			Provisions released			Totals
		MCh$			MCh$			MCh$
Commercial				(634,886)			474,192	(160,694)
Mortgage				(78,185)			78,873	688
Consumer				(562,620)			380,294	(182,326)

Subtotals	10			(1,275,691)			933,359	(342,332)

Interbank loans, net	9			(344)			131	(213)

Totals				(1,276,035)			933,490	(342,545)

		As of December 31, 2017
	Note	Provisions established			Provisions released
		Individual	Group	Totals	Individual	Group	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans		(338,701)	(104,171)	(442,872)	302,504	33,538	336,042
Mortgage loans		—	(63,699)	(63,699)	—	31,310	31,310
Consumer loans		—	(312,697)	(312,697)	—	104,953	104,953

Subtotals	10	(338,701)	(480,567)	(819,268)	302,504	169,801	472,305

Interbank loans, net	9	(226)	—	(226)	209	—	209

Totals		(338,927)	(480,567)	(819,494)	302,713	169,801	472,514

		As of December 31, 2016
	Note	Provisions established			Provisions released
		Individual	Group	Totals	Individual	Group	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans		(387,737)	(49,218)	(436,955)	251,582	22,242	273,824
Mortgage loans		—	(38,837)	(38,837)	—	34,589	34,589
Consumer loans		—	(198,242)	(198,242)	—	96,381	96,381

Subtotals	10	(387,737)	(286,297)	(674,034)	251,582	153,212	404,794

Interbank loans, net	9	(307)	—	(307)	286	—	286

Totals		(388,044)	(286,297)	(674,341)	251,868	153,212	405,080